Derivative Instruments - Assets and Liabilities Not Offset (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative asset, fair value	$ 24	$ 47
Derivative liability, fair value	9	13
Derivative asset, not offset	1	1
Derivative liability, not offset	2	2
Derivative asset, net amount	23	46
Derivative liability, net amount	$ 7	$ 11